Pacer US Cash Cows Growth ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.7%
Apparel - 3.0%
Crocs, Inc. (a)	383	$52,015
Deckers Outdoor Corp. (a)	162	66,558
		118,573
Biotechnology - 10.7%
Emergent BioSolutions, Inc. (a)	312	20,561
Regeneron Pharmaceuticals, Inc. (a)	355	203,987
Vertex Pharmaceuticals, Inc. (a)	963	194,121
		418,669
Building Materials - 0.7%
Simpson Manufacturing Co., Inc.	253	28,457

Commercial Services - 7.4%
ASGN, Inc. (a)	310	31,351
FTI Consulting, Inc. (a) (b)	199	28,994
Insperity, Inc.	225	22,286
S&P Global, Inc. (b)	479	205,357
		287,988
Computers - 7.0%
Apple, Inc.	1,459	212,810
Lumentum Holdings, Inc. (a) (b)	442	37,123
Qualys, Inc. (a)	228	23,156
		273,089
Electronics - 1.1%
II-VI, Inc. (a) (b)	611	42,654

Engineering & Construction - 1.0%
TopBuild Corp. (a) (b)	193	39,119

Environmental Control - 1.1%
Tetra Tech, Inc.	316	42,192

Hand/Machine Tools - 1.2%
Lincoln Electric Holdings, Inc.	347	48,382

Healthcare-Products - 9.6%
PerkinElmer, Inc.	653	118,996
Quidel Corp. (a)	248	35,085
Thermo Fisher Scientific, Inc.	405	218,704
		372,785
Healthcare-Services - 8.6%
Amedisys, Inc. (a)	190	49,518
Chemed Corp. (b)	93	44,270
DaVita, Inc. (a)	619	74,435
ICON PLC (a)	157	38,193
LHC Group, Inc. (a)	185	39,808
Medpace Holdings, Inc. (a)	210	36,948
Syneos Health, Inc. (a)	602	53,981
		337,153
Home Furnishings - 1.3%
Tempur Sealy International, Inc.	1,148	49,674

Household Products/Wares - 0.8%
Helen of Troy Ltd. (a)	142	31,721

Internet - 8.4%
eBay, Inc. (b)	2,770	188,942
Etsy, Inc. (a)	746	136,898
		325,840
Machinery-Diversified - 1.8%
The Toro Co.	624	70,974

Media - 3.1%
FactSet Research Systems, Inc.	221	78,959
The New York Times Co.	985	43,123
		122,082
Metal Fabricate/Hardware - 0.9%
The Timken Co.	443	35,219

Oil & Gas - 0.4%
CNX Resources Corp. (a)	1,284	15,536

Pharmaceuticals - 1.6%
Jazz Pharmaceuticals PLC (a)	355	60,180

Pipelines - 0.7%
Antero Midstream Corp. (b)	2,782	26,429

Retail - 9.5%
Lithia Motors, Inc. (b)	173	65,259
Ollie's Bargain Outlet Holdings, Inc. (a)	380	35,378
RH (a)	123	81,682
Tractor Supply Co.	672	121,585
Williams-Sonoma, Inc. (b)	441	66,900
		370,804
Semiconductors - 15.6%
CMC Materials, Inc.	170	24,589
KLA Corp.	585	203,673
MKS Instruments, Inc. (b)	323	50,530
Qorvo, Inc. (a)	656	124,371
QUALCOMM, Inc.	1,381	206,874
		610,037
Software - 3.0%
Take-Two Interactive Software, Inc. (a)	674	116,885

Transportation - 1.2%
Knight-Swift Transportation Holdings, Inc.	965	47,951
TOTAL COMMON STOCKS (Cost $3,546,401)		3,892,393
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$11,961	11,961
TOTAL SHORT-TERM INVESTMENTS (Cost $11,961)		11,961
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	784,268	784,268
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $784,268)		784,268

Total Investments (Cost $4,342,630) - 120.1%		4,688,622
Liabilities in Excess of Other Assets - (20.1)%		(785,258)
TOTAL NET ASSETS - 100.0%		$3,903,364

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $754,721 or 19.3% of net assets.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 3,892,393	$ -	$ -	$ -	$ 3,892,393
Short-Term Investments	11,961	-	-	-	11,961
Investments Purchased with Proceeds from Securities Lending	-	-	-	784,268	784,268
Total Investments in Securities	$ 3,904,354	$ -	$ -	$ 784,268	$ 4,688,622
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.